Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Commercial accounts and other accounts payable	$ 554,286,324	$ 555,978,518
Derivative instruments	81,195,765	304,278
Other financial liabilities	410,665,815	18,815,448
Commercial accounts and other accounts payable	2,584,180	659,824
Derivative instruments	2,629,715	21,045,216
Other financial liabilities	1,705,833,503	781,978,145
Total	0	0
Financial Liabilities Held for Trading [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	756,005	1,255,478
Other financial liabilities		889,026
Total Current	756,005	2,144,504
Derivative instruments	159,630
Total Non-current	159,630
Total	915,635	2,144,504
Loans and Payables [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans	329,262,093	17,255,692
Commercial accounts and other accounts payable	702,770,048	669,753,051
Total Current	1,032,032,141	687,008,743
Interest-bearing loans	1,703,044,158	760,932,929
Commercial accounts and other accounts payable	449,777,982
Other financial liabilities		978,342
Total Non-current	2,152,822,140	761,911,271
Total	3,184,854,281	1,448,920,014
Financial liabilities at fair value with changes in other result [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	7,161,949
Total Current	7,161,949
Total	7,161,949
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	81,195,765	304,278
Total Current	81,195,765	304,278
Derivative instruments	2,629,715	21,045,216
Total Non-current	2,629,715	21,045,216
Total	$ 83,825,480	$ 21,349,494